Derivative Financial Instruments And Certain Hedging Activities (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended				12 Months Ended			12 Months Ended																		3 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Oct. 01, 2005 USD ($)	Oct. 01, 2005 EUR (€)	Dec. 31, 2011 Five Year Swaps [Member]	Dec. 31, 2010 Five Year Swaps [Member]	Oct. 02, 2010 Five Year Swaps [Member] USD ($)	Oct. 02, 2010 Five Year Swaps [Member] EUR (€)	Dec. 31, 2011 Ten Year Swaps [Member] USD ($)	Dec. 31, 2011 Ten Year Swaps [Member] EUR (€)	Sep. 30, 2010 Ten Year Swaps [Member] EUR (€)	Dec. 31, 2010 Two Year Swaps [Member]	Sep. 30, 2010 Two Year Swaps [Member] EUR (€)	Sep. 30, 2010 Euro Notional Amount [Member]	Sep. 30, 2010 Euro Notional Amount [Member] Five Year Swaps [Member]	Dec. 31, 2011 Euro Notional Amount [Member] Ten Year Swaps [Member]	Sep. 30, 2010 Euro Notional Amount [Member] Two Year Swaps [Member]	Sep. 30, 2010 USD Notional Amount [Member]	Sep. 30, 2010 USD Notional Amount [Member] Five Year Swaps [Member]	Dec. 31, 2011 USD Notional Amount [Member] Ten Year Swaps [Member]	Sep. 30, 2010 USD Notional Amount [Member] Two Year Swaps [Member]	Dec. 31, 2011 Attributed To Exposure In Forward Selling Purchase Of USD [Member] USD ($)	Dec. 31, 2011 Attributed To Exposure In Forward Selling Purchase Of Euros [Member] USD ($)	Dec. 31, 2011 Forward Contracts [Member] USD ($)	Dec. 31, 2010 Forward Contracts [Member] USD ($)	Sep. 30, 2010 Five Year Swaps [Member] USD ($)	Sep. 30, 2010 Five Year Swaps [Member] EUR (€)	Dec. 31, 2011 Ten Year Swaps [Member] USD ($)	Dec. 31, 2010 Ten Year Swaps [Member] USD ($)	Dec. 31, 2010 Derivatives In Cash Flow Hedging Relationships [Member] CHF
Derivative [Line Items]
Net contractual amounts of forward contracts	$ 203.2																						$ 151.1	$ 52.1
Net fair values of derivatives																									(2.4)	(0.4)
Notional amount of forward contract designated as cash flow hedge	4.2
Unrealized loss on cash flow hedge	0.1
Number of cross currency swaps		2
Length of swaps, years							5			10	10		2
Notional amounts of cross currency swaps														207.9													250.0	207.9
Notional amounts of cross currency swaps designated as net investment hedges								250.0	207.9	250.0	207.9
Derivative, maturity date						Oct. 01, 2010				Oct. 01, 2015	Oct. 01, 2015
Interest rate receivable/payable on derivative notional amount, per annum															4.52%	3.78%	4.52%	3.78%	5.80%	5.50%	6.00%	3.69%
Principal exchange amount paid				500.0
Principal exchange amount received					415.8
Early settlement of swap												41.6
Favorable/(unfavorable) fair values of the year swaps																													(13.2)	(16.5)
Gain (Loss) on cash flow hedge ineffectiveness	0	0	0
Payment for construction of certain manufacturing equipment																															7.3